Convertible Notes Payable and Derivative Liability - Summary of Warrants Issued in Connection with Modified Debentures (Detail)	Sep. 30, 2015 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants | shares	16,375,508
Fair Value	$ 4,266,522
Directors [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	129,250
Exercise price | $ / shares	$ 0.40
Fair Value	$ 39,916
Directors [Member] | January 5, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	129,305
Exercise price | $ / shares	$ 0.40
Fair Value	$ 39,901
Directors [Member] | February 2, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	237,778
Exercise price | $ / shares	$ 0.22
Fair Value	$ 16,619
July 2015 Modified Debentures [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	40,552
Exercise price | $ / shares	$ 4.93
Fair Value	$ 159,601
July 2015 Modified Debentures [Member] | February 26, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	45,537
Exercise price | $ / shares	$ 2.20
Fair Value	$ 79,904
July 2015 Modified Debentures [Member] | March 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	21,151
Exercise price | $ / shares	$ 2.36
Fair Value	$ 39,965
July 2015 Modified Debentures [Member] | March 16, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	10,575
Exercise price | $ / shares	$ 2.36
Fair Value	$ 19,981
July 2015 Modified Debentures [Member] | March 20, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	41,946
Exercise price | $ / shares	$ 1.79
Fair Value	$ 59,942
July 2015 Modified Debentures [Member] | March 27, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	75,758
Exercise price | $ / shares	$ 1.98
Fair Value	$ 119,888
July 2015 Modified Debentures [Member] | April 2, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	60,386
Exercise price | $ / shares	$ 1.66
Fair Value	$ 74,025
July 2015 Modified Debentures [Member] | April 2, 2015 Second Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	30,193
Exercise price | $ / shares	$ 1.66
Fair Value	$ 37,012
July 2015 Modified Debentures [Member] | April 10, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	107,914
Exercise price | $ / shares	$ 1.39
Fair Value	$ 112,460
July 2015 Modified Debentures [Member] | April 17, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	41,667
Exercise price | $ / shares	$ 1.20
Fair Value	$ 37,680
July 2015 Modified Debentures [Member] | April 24, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	127,119
Exercise price | $ / shares	$ 1.18
Fair Value	$ 112,635
July 2015 Modified Debentures [Member] | April 24, 2015 Second Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	21,186
Exercise price | $ / shares	$ 1.18
Fair Value	$ 18,772
July 2015 Modified Debentures [Member] | May 1, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	156,250
Exercise price | $ / shares	$ 0.96
Fair Value	$ 113,133
July 2015 Modified Debentures [Member] | May 7, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	134,615
Exercise price | $ / shares	$ 0.78
Fair Value	$ 79,234
July 2015 Modified Debentures [Member] | May 8, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	42,000
Exercise price | $ / shares	$ 0.75
Fair Value	$ 23,768
July 2015 Modified Debentures [Member] | May 15, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	200,000
Exercise price | $ / shares	$ 0.75
Fair Value	$ 113,365
July 2015 Modified Debentures [Member] | May 22, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	250,000
Exercise price | $ / shares	$ 0.60
Fair Value	$ 113,366
July 2015 Modified Debentures [Member] | May 29, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	258,621
Exercise price | $ / shares	$ 0.58
Fair Value	$ 112,537
July 2015 Modified Debentures [Member] | June 5, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	288,462
Exercise price | $ / shares	$ 0.52
Fair Value	$ 120,738
July 2015 Modified Debentures [Member] | June 12, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	930,233
Exercise price | $ / shares	$ 0.43
Fair Value	$ 303,246
July 2015 Modified Debentures [Member] | June 19, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	3,448,276
Exercise price | $ / shares	$ 0.29
Fair Value	$ 751,159
September 2014 Modified Debentures [Member] | April 2, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	181,159
Exercise price | $ / shares	$ 1.66
Fair Value	$ 222,109
September 2014 Modified Debentures [Member] | April 24, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	90,579
Exercise price | $ / shares	$ 1.10
Fair Value	$ 80,548
September 2014 Modified Debentures [Member] | May 15, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	200,000
Exercise price | $ / shares	$ 0.75
Fair Value	$ 113,365
September 2014 Modified Debentures [Member] | June 12, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	1,744,186
Exercise price | $ / shares	$ 0.43
Fair Value	$ 570,248
September 2014 Modified Debentures [Member] | January 28, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	18,038
Exercise price | $ / shares	$ 5.54
Fair Value	$ 80,156
September 2014 Modified Debentures [Member] | February 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	57,870
Exercise price | $ / shares	$ 1.73
Fair Value	$ 96,689
August 2015 Debentures [Member] | August 24, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	6,666,667
Exercise price | $ / shares	$ 0.06
Fair Value	$ 321,757
August 2015 Debentures [Member] | September 18, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants | shares	588,235
Exercise price | $ / shares	$ 0.17
Fair Value	$ 82,804